Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

Dr. Stelios Papadopoulos

In May 2016 the Company entered into a Letter Agreement with Dr. Stelios Papadopoulos with an effective date of July 1, 2016 and a term of 36 months. Under the terms of the Letter Agreement, Dr. Papadopoulos will provide certain consulting and advisory services to the Company as and when requested. The Company will pay a quarterly retainer of $210 to Dr. Papadopoulos for the duration of the Letter Agreement with aggregate fees totaling $2,520 over the term of the Letter Agreement. The retainer may be paid in cash, common stock of the Company or a combination of the two at the discretion of the Company. Any common stock issued in settlement of payments due under this agreement will be valued at the average closing price of the stock for 20 trading days, as listed on the NASDAQ, ending three trading days prior to the issuance of the shares. Additionally, under the terms of the Letter Agreement, if the Company consummates a merger and acquisition (“M&A) transaction, as defined in the Letter Agreement, with another party during the term of the Agreement or the 12-month period following the expiration of the Letter Agreement, Dr. Papadopoulos will be entitled to a M&A transaction fee equal to 1% of the value of the transaction, as defined in the Letter Agreement.

14.	Commitments and Contingencies

Lease

In March 2009, the Company entered into a lease agreement for office and laboratory space, which, as amended, has a term expiring on May 31, 2018. Monthly lease payments, inclusive of non-rent shared tenant occupancy costs, total $153. Monthly lease payments include base rent charges of $110, which are subject to an annual increase of 1.4%. The Company recognizes rent expense on a straight-line basis over the lease period and has recorded deferred rent for rent expense incurred but not yet paid.

The Company issued an unconditional and irrevocable standby letter of credit in the amount of $294 as a security deposit pursuant to the lease agreement. The irrevocable standby letter of credit is secured by a certificate of deposit, renews annually automatically and expires on May 31, 2018. The Company recorded the certificate of deposit purchase as restricted cash in its financial statements.

The Company recorded rent expense of $1,659, $1,565 and $1,717 during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the future minimum lease payments due under the operating lease as of December 31, 2015:

Year Ending December 31,
2016	$1,326
2017	1,344
2018	563

Total	$3,233

Collaboration and License Agreements

The Company has entered into collaboration and license agreements under which it is obligated to make contingent payments (see Note 11).

Research Commitments

During the year ended December 31, 2015, the Company entered into research and development agreements with various vendors to provide chemists, research scientists and testing services to assist with its research and development efforts. As of December 31, 2015, the Company had committed to minimum payments totaling $626 through March 31, 2016 related to these agreements.

In December 2014, the Company entered into a six-month non-cancelable research and development agreement with a vendor to provide contract chemists to assist with research and development efforts. As of December 31, 2014, the Company had committed to minimum payments totaling $684 for these services through June 30, 2015.

Legal Proceedings

The Company is not currently a party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements, and it has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2015 or 2014.